Investments in a Related Party and Other (OceanPal) (Narrative) (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 17, 2023 USD ($) shares	Dec. 31, 2024 USD ($) Item $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Related Party Transaction [Line Items]
Issuance of stock		$ 28,047	$ 22,846	$ 5,322
Issuance of new shares | shares		9,837,680
Gain on deconsolidation of subsidiary		$ 0	844	0
Dividends income		0	3	100
Cash and cash equivalents		124,666	101,592	76,428
Vessels		1,069,204	1,114,247	1,141,128
Gain/(loss) from equity method investments		(146)	$ (262)	894
Realized loss		$ 400
Common stock, shares issued | shares		125,203,405	113,065,725
OceanPal [Member]
Related Party Transaction [Line Items]
Percent of common stock owned		49.00%	49.00%
Common stock, shares issued | shares		3,649,474	3,649,474
OceanPal [Member]
Related Party Transaction [Line Items]
Investments in a related party (Notes 2(aa) and 5(a))		$ 4,235	$ 8,138
Unrealized loss on investments		$ 3,905	$ 1,022
Series B Preferred Stock [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Number of votes of stockholders | Item		2,000
Maximum percentage of votes as a percentage of total votes		49.00%
Maximum total number of votes entitled to vote, including common stock or any other voting security		34.00%
Issuance of preferred stock, shares | shares		500,000	500,000
Series C Convertible Preferred Stock [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Conversion price | $ / shares		$ 6.5
Cumulative preferred dividend accruing rate		8.00%
Preferred stock liquidation preference per share | $ / shares		$ 1,000
Net gain recognized	$ 1,742
Issuance of preferred stock, shares | shares	10,000	207	207
Preferred stock voting rights		Series C preferred shares do not have voting rights unless related to amendments of the Articles of Incorporation that adversely alter the preference, powers or rights of the Series C Preferred Shares or to issue Parity Stock or create or issue Senior Stock.
Number of shares converted | shares	9,793
Number of shares converted | shares	3,649,474
Fair value of amount converted	$ 9,160
Percent of common stock owned	49.00%
Series C Preferred Stock [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Dividends income		$ 3	$ 3
Series D Preferred Stock [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Net gain recognized			761	589
Equity Securities, fair value			$ 10,761	$ 18,189
Preferred stock, Shares outstanding | shares			13,157	25,000
Series C and Series D [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Dividends income		17	$ 801	$ 917
Series B and Series C Preferred Shares [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Investments in a related party (Notes 2(aa) and 5(a))		$ 180	$ 180